Investment properties (Details 1) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about investment property [line items]
Total	$ 162,726	$ 99,953
Rental Properties [Member]
Disclosure of detailed information about investment property [line items]
Total	141,241	89,301
Undeveloped Parcels Of Land [Member]
Disclosure of detailed information about investment property [line items]
Total	12,608	7,647
Properties Under Development [Member]
Disclosure of detailed information about investment property [line items]
Total	$ 8,877	$ 3,005